Accrued Expenses and Other Liabilitites (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Payroll	$ 11,021	$ 12,175
Accrued interest	37,628	37,846
Accrued voyage expenses	3,311	10,289
Accrued running costs	22,705	23,022
Provision for losses on voyages in progress	2,157	1,893
Audit fees and related services	519	458
Accrued taxes	4,162	4,792
Professional fees	518	1,087
Dividends	3,081	3,081	$ 0
Navios Partners Guarantee (Note 15)	8,752	0
Other accrued expenses	9,241	5,877
Other liability	0	6,800
Total accrued expenses	$ 103,095	$ 107,320